SECURED CONVERTIBLE NOTE AGREEMENTS	12 Months Ended
Jun. 30, 2015
CONVERTIBLE AND NON-CONVERTIBLE NOTE AGREEMENTS [Abstract]
CONVERTIBLE AND NON-CONVERTIBLE NOTE AGREEMENTS

6.   SECURED CONVERTIBLE NOTE AGREEMENTS

The Company currently has three debt facilities outstanding, all of them held by its President and principal shareholder.

One convertible note in the amount of $1,997,483, dated February 1, 2013 was a consolidation of prior debt instruments. The note bore annual interest of 7.5%, was convertible at $0.35 per share and due December 31, 2016. On February 12, 2015, this note was modified by securing the note with all the assets of the Company and by extending the due date of the note from December 31, 2016 to December 31, 2020. The modification was accounted for as a debt extinguishment in accordance with ASC 470. As a result of the modification the Company recorded a loss on extinguishment of debt of $34,586. During the year ended June 30, 2015, the Company recognized interest expense of $23,052 related to the amortization of the discount resulting from the beneficial conversion feature of the note. In February 2015, the Company issued 428,032 shares of common stock to its President and principal shareholder in payment of accrued interest of $149,811. The stock was valued at $0.32 per share or $136,970. As such, the Company recorded a gain on settlement of $12,841 which was included in other income. As of June 30, 2015, the principal balance of the note is $1,997,483 and accrued interest amounted to $61,566.

A second convertible note in the amount of $1,000,000 dated July 11, 2013 related to a new funding on that date. The note bore annual interest of 7.5%, was convertible at $1.00 per share and was due July 10, 2018. In connection with the note, the Company issued five–year warrants to purchase 500,000 shares of common stock at an exercise price of $1.30 per share. On February 12, 2015, this note was modified by securing the note with all the assets of the Company, by extending the due date of the note from July 10, 2018 to December 31, 2020 and by reducing the conversion rate of the note from $1.00 to $0.35 per share. The modification was accounted for as a debt extinguishment in accordance with ASC 470. As a result of the modification, the Company recorded a loss on extinguishment of debt of $562,062. Also, in connection with the modification the Company recorded a note discount of $60,390, related to the relative fair value of the warrants attached to the note. This discount will be amortized over the remaining term of the note. For the year ended June 30, 2015 the Company recorded interest expense of $70,915 and $36,750 related to the amortization of the discounts related to the beneficial conversion feature and the warrants, respectively, of the note originated in July 2013. Since the modification of the note, the Company has recorded interest expense of $3,852 related to the amortization of the discount on the modified note. As of June 30, 2015, the balance of the unamortized discount related to the warrants was $56,539. As of June 30, 2015, the principal balance on this note is $1,000,000 and accrued interest amounted to $75,000. In July 2015, the Company issued 101,352 shares of common stock to its President and principal shareholder in payment of accrued interest of $75,000 on this convertible note (see Note 12).

In connection with the debt modifications described above, the Company entered into a secured convertible line of credit agreement for up to $4 million with its President and principal shareholder. Under the agreement, the Company may, with the prior approval of its President and principal shareholder, receive advances under the secured convertible line of credit. Each advance bears an annual interest rate of 7.5%, is due December 31, 2020 and is convertible at the rate equal to the closing price of the Company's common stock on the day prior to the date the parties agree to the advance. In addition, the Company will issue the Company's President and principal shareholder two year warrants to purchase shares of common stock at an exercise price of $2.00 per share. The number of warrants issued equals 50% of the number of shares issuable upon the conversion of the related advance.

From February 13, 2015 through June 30, 2015, the Company received eight advances totaling $1,375,000 with conversion rates between $0.24 and $0.82 per share, and issued two year warrants to purchase 2,104,990 shares of common stock at an exercise price of $2.00 per share. In connection with these advances, the Company has recorded loan discounts related to the warrants and the beneficial conversion features of the advances amounting to $75,609 and $75,609, respectively. During the year ended June 30, 2015, the Company has recognized interest expense of $3,244 related to the amortization of these loan discounts. As of June 30, 2015, the principal balance of the advances is $1,375,000 and the balance of the unamortized discounts related to the warrants and the beneficial conversion feature was $73,987 and $73,987, respectively. In addition, accrued interest due on these advances amounted to $21,482 at June 30, 2015.

The calculated loan discounts was based on the relative fair value of the warrants which was calculated by the Company using the Black Scholes option pricing model loan discount, using volatilities of between 79.66% and 98.15%, based on the Company's historical stock price, discount rates from 0.54% to 0.70%, and expected terms of 2 years, the term of the warrants.

A summary of notes payable and related discounts as of June 30, 2015 is as follows:

	Principal	Unamortized Discount	Debt, Net of Discount

Related parties
Secured Convertible notes payable	$2,997,483	$(56,539)	$2,940,944
Secured Convertible Line of Credit	1,375,000	(147,974)	1,227,026
Less current portion	—	—	—
Secured convertible notes payable and line of credit, net of current portion	$4,372,483	$(204,513)	$4,167,970

A summary of notes payable and related discounts as of June 30, 2014 is as follows:

	Principal	Unamortized Discount	Debt, Net of Discount
Related parties
Convertible notes payable	$2,997,483	$(795,659)	$2,201,824
Less current portion	—	—	—
Convertible notes payable, net of current portion	$2,997,483	$(795,659)	$2,201,824